Revenue from Contract with Customers - Summary of disaggregation of revenue (Detail) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2021		Jun. 30, 2020		Jun. 30, 2021		Jun. 30, 2020		Dec. 31, 2020		Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 93,228		$ 99,078		$ 189,895		$ 175,139		$ 358,342		$ 273,610
US
Disaggregation of Revenue [Line Items]
Revenue	80,432	[1]	93,177	[1]	164,094	[1]	164,236	[1]	309,211	[2]	237,712	[2]
International
Disaggregation of Revenue [Line Items]
Revenue	12,796		5,901		25,801		10,903		49,131		35,898
Mobile
Disaggregation of Revenue [Line Items]
Revenue	67,317		71,026		137,321		124,185		257,405		184,755
Web
Disaggregation of Revenue [Line Items]
Revenue	$ 25,911		$ 28,052		$ 52,574		$ 50,954		$ 100,937		$ 88,855

[1]	Geographic location is presented as being derived from the U.S. when data is not available.
[2]	Geographic location is presented as being derived from the U.S. when data is not available